BORROWINGS - Loans from banks and financial institutions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS
Total bank and other loans	₽ 182,937	₽ 195,088
Less: current portion	(33,694)	(35,188)
Total bank and other loans, non-current	₽ 149,243	159,900
VTB
BORROWINGS
Interest rate	7.99%
USD
BORROWINGS
Total bank and other loans	₽ 27,669	39,369
USD | Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG
BORROWINGS
Interest rate	2.994%
Total bank and other loans	₽ 17,077	25,394
USD | Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG | LIBOR
BORROWINGS
Basis spread on variable rate	1.15%
USD | Citibank
BORROWINGS
Interest rate	2.744%
Total bank and other loans	₽ 10,592	12,812
USD | Citibank | LIBOR
BORROWINGS
Basis spread on variable rate	0.90%
USD | Skandinavska Enskilda Banken AB
BORROWINGS
Total bank and other loans		1,163
USD | Skandinavska Enskilda Banken AB | Minimum
BORROWINGS
Interest rate	2.069%
USD | Skandinavska Enskilda Banken AB | Maximum
BORROWINGS
Interest rate	3.644%
USD | Skandinavska Enskilda Banken AB | LIBOR | Minimum
BORROWINGS
Basis spread on variable rate	0.23%
USD | Skandinavska Enskilda Banken AB | LIBOR | Maximum
BORROWINGS
Basis spread on variable rate	1.80%
Euro
BORROWINGS
Total bank and other loans		1,172
Euro | Credit Agricole Corporate Bank and BNP Paribas
BORROWINGS
Interest rate	1.38%
Total bank and other loans		876
Euro | Credit Agricole Corporate Bank and BNP Paribas | EURIBOR
BORROWINGS
Basis spread on variable rate	1.65%
Euro | LBBW
BORROWINGS
Interest rate	1.25%
Total bank and other loans		296
Euro | LBBW | EURIBOR
BORROWINGS
Basis spread on variable rate	1.52%
Russian Rubles
BORROWINGS
Total bank and other loans	₽ 155,137	154,334
Russian Rubles | Citibank
BORROWINGS
Total bank and other loans		2,400
Russian Rubles | Citibank | Central Bank key rate | Minimum
BORROWINGS
Interest rate	9.90%
Russian Rubles | Citibank | Central Bank key rate | Maximum
BORROWINGS
Interest rate	9.95%
Russian Rubles | Sberbank
BORROWINGS
Total bank and other loans	₽ 149,890	144,813
Russian Rubles | Sberbank | Central Bank key rate | Minimum
BORROWINGS
Interest rate	8.45%
Russian Rubles | Sberbank | Central Bank key rate | Maximum
BORROWINGS
Interest rate	9.85%
Russian Rubles | VTB
BORROWINGS
Total bank and other loans	₽ 5,000
Russian Rubles | VTB | Central Bank key rate
BORROWINGS
Interest rate	7.99%
Russian Rubles | Gasprombank
BORROWINGS
Total bank and other loans		4,000
Russian Rubles | Gasprombank | Central Bank key rate | Minimum
BORROWINGS
Interest rate	9.60%
Russian Rubles | Gasprombank | Central Bank key rate | Maximum
BORROWINGS
Interest rate	10.90%
Russian Rubles | Notes in REPO
BORROWINGS
Total bank and other loans		2,588
Russian Rubles | Other
BORROWINGS
Total bank and other loans	₽ 247	533
Other currencies
BORROWINGS
Total bank and other loans	131	213
Other currencies | Various financial institutions
BORROWINGS
Total bank and other loans	₽ 131	₽ 213